BASIC AND DILUTED NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Income (Loss) per Share
	Year ended December 31,
	2020	2021	2022
Numerator:

Net loss available to shareholders of ordinary shares	$(5,758)	$(83,946)	$(130,368)

Denominator:
Shares used in computing basic and diluted net loss per ordinary shares	38,628,770	39,645,453	40,583,002